UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06680

BHIRUD FUNDS INC.

(Exact name of registrant as specified in charter)

c/o Bhirud Associates, Inc.

3 Thorndal Circle

Darien, Connecticut 06820

(Address of principal executive offices)

 (Zip code)

SURESH BHIRUD

Bhirud Associates, Inc.

3 Thorndal Circle

Darien, Connecticut 06820

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 662-6659

Date of fiscal year end: July 31

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Apex Mid Cap Growth Fund

ABLEAUCTIONS.COM, INC

Ticker Symbol:AAC	Cusip Number:00371F206
Record Date: 6/15/2005	Meeting Date: 8/8/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote FOR election of the following nominee(s):	For	Issuer	For	With
2	THE RATIFICATION OF THE SELECTION OF CINNAMON JANG WILLOUGHBY AS INDEPENDENT AUDITOR OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005.	For	Issuer	For	With

AK STEEL HOLDING CORPORATION

Ticker Symbol:AKS	Cusip Number:001547108
Record Date: 3/27/2006	Meeting Date: 5/19/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend a vote FOR election of the following nominee(	For	Issuer	For	With
2	TO TRANSACT OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.	For	Issuer	For	With

AMERICAN MEDICAL SYSTEMS HOLDINGS,

Ticker Symbol:AMMD	Cusip Number:02744M108
Record Date: 3/22/2006	Meeting Date: 5/4/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	PROPOSAL TO APPROVE AND ADOPT THE SECOND AMENDED AND RESTATED CERTIFICATE OF INCORPORATION.	For	Issuer	For	With
2	PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG AS INDEPENDENT AUDITORS FOR 2006	For	Issuer	For	With

ARCHIPELAGO HOLDINGS, INC

Ticker Symbol:AX	Cusip Number:03957A104
Record Date: 11/3/2005	Meeting Date: 12/6/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A PROPOSAL TO APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF APRIL 20, 2005, AS AMENDED AND RESTATED AS OF JULY 20, 2005 AND AS AMENDED AS OF OCTOBER 20, 2005 AND NOVEMBER 2, 2005, BY AND AMONG THE NEW YORK STOCK EXCHANGE, INC., ARCHIPELAGO, NYSE GROUP, INC., NYSE MERGER SUB LLC, NYSE MERGER CORPORATION SUB, INC. AND ARCHIPELAGO MERGER SUB, INC.	For	Issuer	For	With

AROTECH CORPORATION

Ticker Symbol:ARTX	Cusip Number:042682104
Record Date: 10/24/2005	Meeting Date: 12/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO PERMIT US TO MAKE SCHEDULED PRINCIPAL PAYMENTS ON OUR OUTSTANDING SENIOR SECURED CONVERTIBLE NOTES IN STOCK AS CONTEMPLATED BY THE TERMS OF THE NOTES	For	Issuer	For	With
2	TO PERMIT US TO ADJUST THE EXERCISE PRICES OF CERTAIN OF OUR OUTSTANDING WARRANTS	For	Issuer	For	With

AROTECH CORPORATION

Ticker Symbol:ARTX	Cusip Number:042682104
Record Date: 5/16/2005	Meeting Date: 7/11/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote FOR election of the following nominee(s):	For	Issuer	For	With

CARDIAC SCIENCE, INC

Ticker Symbol:DFIB	Cusip Number:141410209
Record Date: 7/14/2005	Meeting Date: 8/31/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER DATED AS OF FEBRUARY 28, 2005, AS AMENDED ON JUNE 23, 2005, AMONG QUINTON CARDIOLOGY SYSTEMS, INC., CARDIAC SCIENCE, INC., CSQ HOLDING COMPANY, RHYTHM ACQUISITION CORPORATION AND HEART ACQUISITION CORPORATION	For	Issuer	For	With
2	APPROVE ADJOURNMENTS OR POSTPONEMENTS OF THE CARDIAC SCIENCE SPECIAL MEETING, IF NECESSARY, TO PERMIT FURTHER SOLICITATION OF PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE CARDIAC SCIENCE SPECIAL MEETING TO APPROVE ITEM 1.	For	Issuer	For	With

CIENA CORPORATION

Ticker Symbol:CIEN	Cusip Number:171779101
Record Date: 1/20/2006	Meeting Date: 3/15/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO AUTHORIZE THE BOARD OF DIRECTORS, IN ITS DISCRETION, TO AMEND CIENA'S THIRD RESTATED CERTIFICATE OF INCORPORATION TO EFFECT A REVERSE STOCK SPLIT OF ITS OUTSTANDING COMMON STOCK AT A RATIO OF (1) ONE-FOR-FIVE, (II) ONE-FOR-SEVEN, OR (III) ONE-FOR-TEN, TOGETHER WITH A CORRESPONDING REDUCTION IN THE NUMBER OF AUTHORIZED SHARES OF CIENA COMMON STOCK AND CAPITAL STOCK	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS CIENA'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

CITRIX SYSTEMS, INC

Ticker Symbol:CTXS	Cusip Number:177376100
Record Date: 3/20/2006	Meeting Date: 5/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend a vote FOR election of the following nominee(s):	For	Issuer	For	With
2	AMENDMENT TO THE 2005 EQUITY INCENTIVE PLAN	For	Issuer	For	With

CMGI, INC

Ticker Symbol:CMGI	Cusip Number:125750109
Record Date: 10/21/2005	Meeting Date: 12/7/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE THE COMPANY'S 2005 NON-EMPLOYEE DIRECTOR PLAN.	For	Issuer	For	With
2	TO AUTHORIZE THE BOARD OF DIRECTORS, IN ITS DISCRETION, TO EFFECT A 1-FOR-5 REVERSE STOCK SPLIT, WITHOUT FURTHER APPROVAL OR AUTHORIZATION OF THE COMPANY'S STOCKHOLDERS	For	Issuer	For	With

FOCUS ENHANCEMENTS, INC

Ticker Symbol:FCSE	Cusip Number:344159108
Record Date: 9/30/2005	Meeting Date: 11/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote FOR election of the following nominee(s):	For	Issuer	For	With
2	PROPOSAL TO AMEND AND RESTATE THE 2000 NON-QUALIFIED STOCK OPTION PLAN.	For	Issuer	For	With

FUTUREMEDIA PLC

Ticker Symbol:FMDAY	Cusip Number:360912109
Record Date: 6/10/2005	Meeting Date: 7/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	THAT THE FUTUREMEDIA PLC SHARE INCENTIVE PLAN (	For	Issuer	For	With
2	THAT THE FUTUREMEDIA PLC ENTERPRISE MANAGEMENT INCENTIVE PLAN (	For	Issuer	For	With

FUTUREMEDIA PLC

Ticker Symbol:FMDAY	Cusip Number:360912109
Record Date: 5/2/2006	Meeting Date: 6/8/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO RECEIVE AND ADOPT THE DIRECTORS' REMUNERATION REPORT AND THE COMPANY'S ANNUAL REPORT AND ACCOUNTS	For	Issuer	For	With
2	TO RE-ELECT MR. L.M. FERTIG AS DIRECTOR	For	Issuer	For	With

I2 TECHNOLOGIES, INC

Ticker Symbol:ITWO	Cusip Number:465754208
Record Date: 4/3/2006	Meeting Date: 5/31/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend a vote FOR election of the following nominee(s):	For	Issuer	For	With
2	APPROVAL OF THE ISSUANCE OF A NUMBER OF SHARES OF OUR COMMON STOCK SUFFICIENT TO FULLY PROVIDE FOR THE CONVERSION OF OUR 5% SENIOR CONVERTIBLE NOTES DUE 2015 AND THE EXERCISE OF CERTAIN WARRANTS	For	Issuer	For	With

ICOS CORPORATION

Ticker Symbol:ICOS	Cusip Number:449295104
Record Date: 3/7/2006	Meeting Date: 5/11/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend a vote FOR election of the following nominee(s):	For	Issuer	For	With
2	PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2006.	For	Issuer	For	With

IDENTIX INCORPORATED

Ticker Symbol:IDNX	Cusip Number:451906101
Record Date: 10/4/2005	Meeting Date: 11/15/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote FOR election of the following nominee(s):	For	Issuer	For	With
2	TO APPROVE THE COMPANY'S NONEMPLOYEE DIRECTORS STOCK AWARD PLAN.	For	Issuer	For	With

INTERNAP NETWORK SERVICES CORPORATI

Ticker Symbol:IIP	Cusip Number:45885A102
Record Date: 4/24/2006	Meeting Date: 6/21/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend a vote FOR election of the following nominee(s):	For	Issuer	For	With
2	TO GRANT THE BOARD OF DIRECTORS THE AUTHORITY TO AMEND OUR CERTIFICATE OF INCORPORATION TO EFFECT A REVERSE STOCK SPLIT OF OUR COMMON STOCK AT A SPECIFIC RATIO TO BE DETERMINED BY OUR BOARD OF DIRECTORS WITHIN A RANGE OF ONE-FOR-FIVE AND ONE-FOR-TWENTY.	For	Issuer	For	With

INTERNATIONAL GAME TECHNOLOGY

Ticker Symbol:IGT	Cusip Number:459902102
Record Date: 1/9/2006	Meeting Date: 3/7/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVAL OF THE AMENDMENTS TO THE INTERNATIONAL GAME TECHNOLOGY 2002 STOCK INCENTIVE PLAN	For	Issuer	For	With
2	APPROVAL OF THE AMENDMENTS TO THE INTERNATIONAL GAME TECHNOLOGY EMPLOYEE STOCK PURCHASE PLAN	For	Issuer	For	With

JETBLUE AIRWAYS CORPORATION

Ticker Symbol:JBLU	Cusip Number:477143101
Record Date: 3/31/2006	Meeting Date: 5/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend a vote FOR election of the following nominee(s):	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG, LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.	For	Issuer	For	With

LINKTONE LTD.

Ticker Symbol:LTON	Cusip Number:535925101
Record Date: 7/29/2005	Meeting Date: 9/7/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote FOR election of the following nominee(s):	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS ZHONG TIAN CPAS LIMITED COMPANY AS INDEPENDENT AUDITORS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005	Abstained	Issuer	For	With

LOUDEYE CORP

Ticker Symbol:LOUD	Cusip Number:545754103
Record Date: 5/1/2006	Meeting Date: 6/28/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend a vote FOR election of the following nominee(s):	For	Issuer	For	With

NETFLIX, INC

Ticker Symbol:NFLX	Cusip Number:64110L106
Record Date: 3/21/2006	Meeting Date: 5/17/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2006.	For	Issuer	For	With
2	TO APPROVE THE COMPANY'S AMENDED AND RESTATED 2002 STOCK PLAN.	For	Issuer	For	With

PARADYNE NETWORKS, INC

Ticker Symbol:PDYN	Cusip Number:69911G107
Record Date: 7/29/2005	Meeting Date: 9/1/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ADOPTION OF THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JULY 7, 2005, BY AND AMONG ZHONE TECHNOLOGIES, INC., PARROT ACQUISITION CORP., A WHOLLY OWNED SUBSIDIARY OF ZHONE, AND PARADYNE NETWORKS, INC., AS IT MAY BE FURTHER AMENDED FROM TIME TO TIME.	For	Issuer	For	With
2	GRANT DISCRETIONARY AUTHORITY TO ADJOURN THE SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES WITH RESPECT TO PROPOSAL 1.	For	Issuer	For	With

PRICELINE.COM INCORPORATED

Ticker Symbol:PCLN	Cusip Number:741503403
Record Date: 4/20/2006	Meeting Date: 6/1/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend a vote FOR election of the following nominee(s):	For	Issuer	For	With
2	TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS OF THE COMPANY FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2006.	For	Issuer	For	With

REALNETWORKS, INC.

Ticker Symbol:RNWK	Cusip Number:75605L104
Record Date: 4/10/2006	Meeting Date: 6/5/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend a vote FOR election of the following nominee(s):	For	Issuer	For	With
2	RATIFICATION OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With

SEPRACOR INC

Ticker Symbol:SEPR	Cusip Number:817315104
Record Date: 4/3/2006	Meeting Date: 5/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend a vote FOR election of the following nominee(s):	For	Issuer	For	With
2	TO APPROVE AN AMENDMENT TO OUR 2000 STOCK INCENTIVE PLAN INCREASING FROM 9,500,000 TO 11,500,000 THE NUMBER OF SHARES OF OUR COMMON STOCK RESERVED FOR ISSUANCE UNDER THE 2000 PLAN.	For	Issuer	For	With

SHANDA INTERACTIVE ENTERTAINMENT LIMITED

Ticker Symbol:SNDA	Cusip Number:81941Q203
Record Date: 9/9/2005	Meeting Date: 10/18/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT THE FOLLOWING DIRECTOR TO SERVE FOR THE ENSUING YEAR: TIANQIAO CH	Abstained	Issuer	For	With
2	ELECT THE FOLLOWING DIRECTOR TO SERVE FOR THE ENSUING YEAR: JUN TANG	Abstained	Issuer	For	With

SONUS NETWORKS, INC

Ticker Symbol:SONS	Cusip Number:835916107
Record Date: 4/24/2006	Meeting Date: 6/21/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend a vote FOR election of the following nominee(s):	For	Issuer	For	With

TASER INTERNATIONAL, INC

Ticker Symbol:TASR	Cusip Number:87651B104
Record Date: 3/27/2006	Meeting Date: 5/24/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend a vote FOR election of the following nominee(s):	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2006.	For	Issuer	For	With

TIVO INC.

Ticker Symbol:TIVO	Cusip Number:888706108
Record Date: 6/8/2005	Meeting Date: 8/3/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote FOR election of the following nominee(s	For	Issuer	For	With
2	TO RATIFY THE SELECTION OF KPMG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING JANUARY 31, 2006.	For	Issuer	For	With

TRANSMETA CORPORATION

Ticker Symbol:TMTA	Cusip Number:89376R109
Record Date: 10/10/2005	Meeting Date: 11/17/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote FOR election of the following nominee(s):	For	Issuer	For	With
2	A PROPOSAL TO RATIFY THE SELECTION OF BURR, PILGER & MAYER LLP AS OUR INDEPENDENT AUDITORS FOR 2005	For	Issuer	For	With

VA SOFTWARE CORP

Ticker Symbol:LNUX	Cusip Number:91819B105
Record Date: 10/10/2005	Meeting Date: 12/7/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote FOR election of the following nominee(s):	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF STONEFIELD JOSEPHSON, INC. AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JULY 31, 2006	For	Issuer	For	With

VIISAGE TECHNOLOGY, INC

Ticker Symbol:VISG	Cusip Number:92675K106
Record Date: 11/11/2005	Meeting Date: 12/16/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE THE ISSUANCE AND SALE TO L-1 INVESTMENT PARTNERS LLC, PURSUANT TO THE INVESTMENT AGREEMENT BETWEEN VIISAGE TECHNOLOGY, INC. AND L-1 DATED OCTOBER 5, 2005, OF 19,047,619 SHARES OF VIISAGE COMMON STOCK AT $5.25 PER SHARE AND WARRANTS EXERCISABLE FOR 4,000,000 SHARES OF VIISAGE COMMON STOCK AT $5.50 PER SHARE.	For	Issuer	For	With
2	TO AMEND THE RESTATED CERTIFICATE OF INCORPORATION OF VIISAGE TECHNOLOGY, INC. TO EFFECT A 1-FOR-2.5 REVERSE SPLIT OF THE ISSUED AND OUTSTANDING SHARES OF VIISAGE COMMON STOCK.	For	Issuer	For	With

XM SATELLITE RADIO HOLDINGS INC

Ticker Symbol:XMSR	Cusip Number:983759101
Record Date: 4/13/2006	Meeting Date: 5/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend a vote FOR election of the following nominee(s):	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BHIRUD FUNDS INC.

By /s/Suresh L. Bhirud

* Suresh L. Bhirud

President and Treasurer

Date: November 21, 2007

*Print the name and title of each signing officer under his or her signature.